BUSINESS ACQUISITIONS AND DISPOSALS - Acquisition of Kulturnaya Sluzhba, MDTZK, ProgTech and IT-Grad (Details) - RUB (₽) ₽ in Millions			1 Months Ended
	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2019	Aug. 31, 2018
KS
Disclosure of business combinations
Ownership interest acquired (as a percentage)		78.20%			78.20%
Contingent consideration payable due (in months)					12 months
Fair values of the identifiable assets and liabilities acquired
Goodwill		₽ 479			₽ 479
Customer base		37			37
Other non-current assets		43			43
Current assets		117			117
Cash and cash equivalents		39			39
Current liabilities		(383)			(383)
Liability under put option agreement over non-controlling interests		(106)			(106)
Non-current liabilities		(34)			(34)
Total consideration		321			321
Cash paid		₽ 267			267
Amortisation period		10 years
KS | Contingent consideration
Fair values of the identifiable assets and liabilities acquired
Fair value of contingent consideration		₽ 54			54
KS | Trademark
Fair values of the identifiable assets and liabilities acquired
Trademark		₽ 129			₽ 129
MDTZK
Disclosure of business combinations
Ownership interest acquired (as a percentage)	100.00%			100.00%
Contingent consideration payable due (in months)				12 months
Fair values of the identifiable assets and liabilities acquired
Goodwill	₽ 2,033			₽ 2,033
Customer base	727			727
Other non-current assets	145			145
Current assets	202			202
Cash and cash equivalents	542			542
Current liabilities	(868)			(868)
Non-current liabilities	(370)			(370)
Total consideration	3,190			3,190
Cash paid	3,190			3,190
MDTZK | Trademark
Fair values of the identifiable assets and liabilities acquired
Trademark	₽ 779			₽ 779
ProgTech
Disclosure of business combinations
Ownership interest acquired (as a percentage)							99.00%
Fair values of the identifiable assets and liabilities acquired
Goodwill							₽ 213
Customer base							123
Other non-current assets							172
Current assets							15
Cash and cash equivalents							28
Current liabilities							(80)
Non-current liabilities							(76)
Total consideration							395
Cash paid							392
Amortisation period	15 years
ProgTech | Contingent consideration
Fair values of the identifiable assets and liabilities acquired
Fair value of contingent consideration							₽ 3
IT-Grad
Disclosure of business combinations
Ownership interest acquired (as a percentage)			100.00%
Contingent consideration payable first payment			₽ 691
Contingent consideration payable first payment period			8 months
Contingent consideration payable second payment			₽ 249
Contingent consideration payable second payment period			18 months
Fair values of the identifiable assets and liabilities acquired
Goodwill						₽ 1,877
Customer base						451
Current assets						44
Cash and cash equivalents						13
Current liabilities						(106)
Non-current liabilities						(124)
Total consideration						2,356
Cash paid			₽ 1,515			1,515
IT-Grad | Contingent consideration
Fair values of the identifiable assets and liabilities acquired
Fair value of contingent consideration						₽ 841